Investments in joint ventures and associates - Investments in joint ventures and associates accounted for using the equity method of accounting (Details)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Disclosure of investments in associates and joint ventures [Line Items]
Investor	[1]	Woori bank and Woori Investment Securities Co., Ltd.		Woori bank and Woori Investment Securities Co., Ltd.
W Service Networks Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Freight & staffing services		Freight & staffing services
Percentage of ownership		4.90%		4.90%	4.90%
Location		Korea		Korea
Financial statements as of		Nov. 30, 2025		Nov. 30, 2025
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of nature of entity's relationship with associate		Most of the significant business transactions of associates are with the Group as of December 31, 2025 and 2024.		Most of the significant business transactions of associates are with the Group as of December 31, 2025 and 2024.
Korea Credit Bureau Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Credit information		Credit information
Percentage of ownership		9.90%		9.90%	9.90%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
Korea Finance Security Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Security service		Security service
Percentage of ownership		15.00%		15.00%	15.00%
Location		Korea		Korea
Financial statements as of		Nov. 30, 2025		Nov. 30, 2025
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
Wongwang Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Wholesale and real estate		Wholesale and real estate
Percentage of ownership		29.00%		29.00%
Location		Korea		Korea
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2024 and 2025.		There is no investment balance as of December 31, 2024 and 2025.
Sejin construction Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Construction		Construction
Percentage of ownership		29.60%		29.60%
Location		Korea		Korea
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2024 and 2025.		There is no investment balance as of December 31, 2024 and 2025.
ARES-TECH Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Electronic component manufacturing		Electronic component manufacturing
Percentage of ownership		23.40%		23.40%
Location		Korea		Korea
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2024 and 2025.		There is no investment balance as of December 31, 2024 and 2025.
Beomgyo.,Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Telecommunication equipment retail sales		Telecommunication equipment retail sales
Percentage of ownership		23.10%		23.10%
Location		Korea		Korea
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2024 and 2025.		There is no investment balance as of December 31, 2024 and 2025.
NK Eng Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Manufacturing		Manufacturing
Percentage of ownership		0.00%		23.10%
Location		Korea		Korea
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2024 and 2025.		There is no investment balance as of December 31, 2024 and 2025.
K BANK Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Finance		Finance
Percentage of ownership	[2]	12.00%		12.00%	12.60%
Location		Korea		Korea
Financial statements as of		Nov. 30, 2025		Nov. 30, 2025
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
Partner One Value Up I Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		23.30%		23.30%	23.30%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		20.00%		20.00%	20.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2024 and 2025.		There is no investment balance as of December 31, 2024 and 2025.
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		25.00%		25.00%	25.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
LOTTE CARD Co.,Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Credit card and installment financing		Credit card and installment financing
Percentage of ownership	[2]	20.00%		20.00%	20.00%
Location		Korea		Korea
Financial statements as of		Sep. 30, 2025		Sep. 30, 2025
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Union Technology Finance Investment Association
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		29.70%		29.70%	29.70%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Dicustody Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Percentage of ownership					1.00%
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
Description of nature of entity's relationship with associate		It was excluded from associates in current year.		It was excluded from associates in current year.
Orient Shipyard Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Manufacture of sections for ships		Manufacture of sections for ships
Percentage of ownership		22.70%	[2]	22.70%	22.70%
Location		Korea		Korea
Financial statements as of		Sep. 30, 2025		Sep. 30, 2025
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2024 and 2025.		There is no investment balance as of December 31, 2024 and 2025.
Joongang Network Solution Co.,Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Percentage of ownership					25.30%
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2024 and 2025.		There is no investment balance as of December 31, 2024 and 2025.
Win Mortgage Co.,LTd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		4.50%		4.50%	4.50%
Location		Korea		Korea
Financial statements as of		Sep. 30, 2025		Sep. 30, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It was added to associates in current year.		It was added to associates in current year.
Description of nature of entity's relationship with associate		Most of the significant business transactions of associates are with the Group as of December 31, 2025 and 2024.		Most of the significant business transactions of associates are with the Group as of December 31, 2025 and 2024.
Samsung Together Korea IPPF private securities investment trust 3 [Equity-FoFs]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
BTS 2nd Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		20.00%		20.00%	20.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
STASSETS FUND III
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		28.30%		28.30%	28.30%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
SF CREDIT PARTNERS, LLC
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		10.00%		10.00%	10.00%
Location		United States		United States
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
Dongwoo C & C Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Construction		Construction
Percentage of ownership		23.20%		23.20%
Location		Korea		Korea
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2024 and 2025.		There is no investment balance as of December 31, 2024 and 2025.
G2 Collection Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Wholesale and retail sales		Wholesale and retail sales
Percentage of ownership		28.90%		28.90%
Location		Korea		Korea
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2024 and 2025.		There is no investment balance as of December 31, 2024 and 2025.
Japanese Hotel Real Estate Private Equity Fund No.2
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		19.90%		19.90%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori Seoul Beltway Private Special Asset Fund No.1
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Trust and collective investment		Trust and collective investment
Percentage of ownership		25.00%		25.00%	25.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori Smart General Private Equity Investment Trust 1(bond)
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		28.60%		28.60%	28.60%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori Asset Global Partnership Fund No. 5
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		57.70%		57.70%	57.70%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori General Private Securities Investment Trust(Bond) No.2
Disclosure of investments in associates and joint ventures [Line Items]
Percentage of ownership					27.30%
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate		It was excluded from associates in current year.		It was excluded from associates in current year.
Woori General Private Securities Investment Trust No. 5 (bond)
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		28.60%		28.60%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori Big Satisfaction General Private Securities Investment Trust No. 3 (bond)
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		8.70%		9.10%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori General Private Securities Investment Trust No. 6 (bond)
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		28.60%		28.60%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori General Private Securities Investment Trust No. 7 (bond)
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		0.00%		28.60%
Location		Korea		Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate		It was excluded from associates in current year.		It was excluded from associates in current year.
Woori FirstValue Private Real Estate Fund No.2 [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Investment Securities Co., Ltd.		Woori Investment Securities Co., Ltd.
Main business		Real estate business		Real estate business
Percentage of ownership		12.00%		12.00%	12.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Ulsan Yeocheon Development Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori ESG Infrastructure Development General Type Private Investment Trust No.1		Woori ESG Infrastructure Development General Type Private Investment Trust No.1
Main business		Sewage and wastewater management		Sewage and wastewater management
Percentage of ownership		50.00%		0.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It was added to associates in current year.		It was added to associates in current year.
AIP NMC Venture Fund No1 [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Investment Securities Co., Ltd.		Woori Investment Securities Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		26.80%		0.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Lux-Mason Innovation Technology Fund#2 [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Investment Securities Co., Ltd.		Woori Investment Securities Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		23.10%		0.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Woori Together OCIO Target Return Feeder fund (Balance Bond)
Disclosure of investments in associates and joint ventures [Line Items]
Percentage of ownership					20.40%
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It was added to associates in current year.		It was added to associates in current year.
KTBN Venture Fund No 7 [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage of ownership					20.10%
Description of nature of entity's relationship with associate		In the event of liquidation, if the distribution payments made or to be made to the cooperative members are less than their contributions, an agreement has been made whereby the shortage will be covered, up to a certain amount within the investment, giving priority to specific shareholders over others.		In the event of liquidation, if the distribution payments made or to be made to the cooperative members are less than their contributions, an agreement has been made whereby the shortage will be covered, up to a certain amount within the investment, giving priority to specific shareholders over others.
DeepDive WOORI 2021-1 Financial Investment Fund
Disclosure of investments in associates and joint ventures [Line Items]
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It was classified as an associate due to holding of voting rights according to the initial investment agreement ratio.		It was classified as an associate due to holding of voting rights according to the initial investment agreement ratio.
Woori Safe Plus General Type Private Investment Trust S-8(Bond)
Disclosure of investments in associates and joint ventures [Line Items]
Percentage of ownership					9.10%
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate		It was excluded from associates in current year.		It was excluded from associates in current year.
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F
Disclosure of investments in associates and joint ventures [Line Items]
Percentage of ownership					15.00%
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate		It was excluded from associates in current year.		It was excluded from associates in current year.
Woori General Private Securities Investment Trust Bond No1
Disclosure of investments in associates and joint ventures [Line Items]
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate		It was excluded from associates in current year.		It was excluded from associates in current year.
Woori General Private Securities Investment Trust No. 8 (bond)
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		28.60%		0.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It was added to associates in current year.
Woori Real Estate Investment No. 1 Limited Liability Company
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank, Woori card Co., Ltd., Woori Investment Securities Co., Ltd. and Woori Asset Management Corp.		Woori Bank, Woori card Co., Ltd., Woori Investment Securities Co., Ltd. and Woori Asset Management Corp.
Main business		Collective investment business		Collective investment business
Percentage of ownership		19.90%		19.90%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
NH Woori Newdeal Growth Alpha Private Equity Fund 1
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Securities Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.		Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Securities Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		33.00%		32.90%	32.70%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Woori-Shinyoung Growth-Cap Private Equity Fund I
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Securities Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.		Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Securities Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		35.00%		35.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Woori BIG SATISFACTION SHINJONG MMF 3RD
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd., ABL Life Insurance Co., Ltd. and Woori Asset Management Corp.		Woori Venture Partners Co., Ltd., ABL Life Insurance Co., Ltd. and Woori Asset Management Corp.
Main business		Collective investment business
Percentage of ownership		6.40%		2.30%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
NH Woori New deal Co-Investment No.1 Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Financial Capital Co., Ltd., Woori Private Equity Asset Management Co., Ltd.		Woori Financial Capital Co., Ltd., Woori Private Equity Asset Management Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		19.50%		19.50%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Woori IMM Green Net Zero Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank, ABL Life Insurance Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.		Woori Bank, ABL Life Insurance Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		23.60%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It was added to associates in current year.		It was added to associates in current year.
Woori NH Co-Growth Private Equity Fund I
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank and Woori Private Equity Asset Management Co., Ltd.		Woori Bank and Woori Private Equity Asset Management Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		20.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It was added to associates in current year.		It was added to associates in current year.
Woori Eugene Energy Link Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank and Woori Private Equity Asset Management Co., Ltd.		Woori Bank and Woori Private Equity Asset Management Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		7.90%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It was added to associates in current year.		It was added to associates in current year.
Woori-Q Corporate Restructuring Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank and Woori Private Equity Asset Management Co., Ltd.		Woori Bank and Woori Private Equity Asset Management Co., Ltd.
Main business		Trust and collective investment		Trust and collective investment
Percentage of ownership		34.30%		34.60%	32.40%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of nature of entity's relationship with associate		It was classified as an associate due to holding of voting rights according to the initial investment agreement ratio.		It was classified as an associate due to holding of voting rights according to the initial investment agreement ratio.
Woori Oncorp Corporate support of Major Industry General Type Private Investment Trust 2
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Investment Securities Co., Ltd. and Woori Asset Management Co., Ltd.		Woori Investment Securities Co., Ltd. and Woori Asset Management Co., Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership		4.40%		2.30%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Woori Together TDF 2040
Disclosure of investments in associates and joint ventures [Line Items]
Investor		ABL Life Insurance Co., Ltd. and Woori Asset Management Co., Ltd.		ABL Life Insurance Co., Ltd. and Woori Asset Management Co., Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership		20.40%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It was added to associates in current year.		It was added to associates in current year.
Woori Together TDF 2035
Disclosure of investments in associates and joint ventures [Line Items]
Investor		ABL Life Insurance Co., Ltd. and Woori Asset Management Co., Ltd.		ABL Life Insurance Co., Ltd. and Woori Asset Management Co., Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership		4.30%		22.50%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Woori Together TDF 2030
Disclosure of investments in associates and joint ventures [Line Items]
Investor		ABL Life Insurance Co., Ltd. and Woori Asset Management Co., Ltd.		ABL Life Insurance Co., Ltd. and Woori Asset Management Co., Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership		17.30%		22.20%	28.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Woori Together TDF 2025
Disclosure of investments in associates and joint ventures [Line Items]
Investor		ABL Life Insurance Co., Ltd. and Woori Asset Management Co., Ltd.		ABL Life Insurance Co., Ltd. and Woori Asset Management Co., Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership		17.20%		24.70%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Woorinara Short-Term Bond Securities Investment Trust (Bond)
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Asset Management Co., Ltd. and Tongyang Life Insurance Co., Ltd.		Woori Asset Management Co., Ltd. and Tongyang Life Insurance Co., Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership		6.80%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It was added to associates in current year.		It was added to associates in current year.
Healthcare Investmetnt Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Investment Securities Co., Ltd. and Woori Financial Capital Co., Ltd.		Woori Investment Securities Co., Ltd. and Woori Financial Capital Co., Ltd.
Main business		Other financial investment		Other financial investment
Percentage of ownership		28.80%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It was added to associates in current year.		It was added to associates in current year.
Woori Productive Financing Education Infrastructure General Private Special Asset Investment Trust No1 [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Tongyang Life Insurance Co., Ltd.		Woori bank and Tongyang Life Insurance Co., Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership		14.60%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It was added to associates in current year.		It was added to associates in current year.
VOGO Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Tongyang Life Insurance Co., Ltd.		Woori bank and Tongyang Life Insurance Co., Ltd.
Main business		Other financial investment		Other financial investment
Percentage of ownership		24.00%
Location		Korea		Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It was added to associates in current year.		It was added to associates in current year.
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2024 and 2025.		There is no investment balance as of December 31, 2024 and 2025.
Synaptic Future Growth Private Equity Fund 1
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial investment		Other financial investment
Percentage of ownership		23.80%		23.80%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
PCC-Woori LP Secondary Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		38.80%		38.90%	38.90%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
IGEN2022No. 1 Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		24.80%		24.80%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Synaptic Green No.1 PEF
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		21.10%		21.10%	21.10%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Orchestra Private Equity Fund IV [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		28.20%		28.20%	28.20%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Midas No. 8 Private Equity Joint Venture Company [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		28.50%		28.50%	28.50%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Paratus Woori Material Component Equipment joint venture company [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		29.90%		29.90%	29.90%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Genesis Eco No.1 Private Equity Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		29.00%		29.00%	29.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Woori Senior Loan Private Placement Investment Trust No.1 [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership		0.00%		21.70%
Location		Korea		Korea
Description of nature of entity's relationship with associate		It was excluded from associates in current year.		It was excluded from associates in current year.
HMS Oriens 1st Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		0.00%		22.80%	22.80%
Location		Korea		Korea
Description of nature of entity's relationship with associate		It was excluded from associates in current year.		It was excluded from associates in current year.
JC Assurance No.2 Private Equity Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		23.40%		23.40%	23.50%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It has been liquidating as of December 31, 2025.		It has been liquidating as of December 31, 2025.
TH International Co.,Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Cosmetics wholesale and general travel services		Cosmetics wholesale and general travel services
Percentage of ownership		21.50%		0.00%
Location		Korea		Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It was added to associates in current year.		It was added to associates in current year.
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2024 and 2025.		There is no investment balance as of December 31, 2024 and 2025.
SAMJI TEXTILE CO.,LTD.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Wholesale and commodity brokerage		Wholesale and commodity brokerage
Percentage of ownership		29.80%		29.80%
Location		Korea		Korea
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2024 and 2025.		There is no investment balance as of December 31, 2024 and 2025.
MARKET&FARM CO.,LTD [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Wholesale and commodity brokerage		Wholesale and commodity brokerage
Percentage of ownership		23.70%		23.70%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2024 and 2025.		There is no investment balance as of December 31, 2024 and 2025.
ARAM CMC Co.,Ltd. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Manufacturing		Manufacturing
Percentage of ownership		20.10%		20.10%	20.00%
Location		Korea		Korea
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2024 and 2025.		There is no investment balance as of December 31, 2024 and 2025.
Rea Company [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Manufacturing		Manufacturing
Percentage of ownership		26.10%		26.10%	24.50%
Location		Korea		Korea
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2024 and 2025.		There is no investment balance as of December 31, 2024 and 2025.
Jinmyung Plus Co., Ltd. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Manufacturing		Manufacturing
Percentage of ownership		21.30%		21.30%
Location		Korea		Korea
Financial statements as of		Sep. 30, 2025		Sep. 30, 2025
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2024 and 2025.		There is no investment balance as of December 31, 2024 and 2025.
KUM HWA Co., Ltd. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Telecommunication equipment retail sales		Telecommunication equipment retail sales
Percentage of ownership		20.10%		20.10%	20.10%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2024 and 2025.		There is no investment balance as of December 31, 2024 and 2025.
Youngdong Sea Food Co., Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Processed sea food manufacturing		Processed sea food manufacturing
Percentage of ownership		24.50%		24.50%
Location		Korea		Korea
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2024 and 2025.		There is no investment balance as of December 31, 2024 and 2025.
JiWon Plating Co., Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Plating		Plating
Percentage of ownership		20.80%		20.80%
Location		Korea		Korea
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2024 and 2025.		There is no investment balance as of December 31, 2024 and 2025.
PREXCO Co., Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Manufacturing		Manufacturing
Percentage of ownership		28.10%		28.10%
Location		Korea		Korea
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2024 and 2025.		There is no investment balance as of December 31, 2024 and 2025.
DAEA SNC Co., Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Wholesale and retail sales		Wholesale and retail sales
Percentage of ownership		25.50%		25.50%
Location		Korea		Korea
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2024 and 2025.		There is no investment balance as of December 31, 2024 and 2025.
Good Software Lap Co., Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Service		Service
Percentage of ownership		29.40%		29.40%
Location		Korea		Korea
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2024 and 2025.		There is no investment balance as of December 31, 2024 and 2025.
Kyesan Engineering Co., Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Construction		Construction
Percentage of ownership		23.30%		23.30%
Location		Korea		Korea
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2024 and 2025.		There is no investment balance as of December 31, 2024 and 2025.
KG Fashion Co., Ltd. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Manufacturing		Manufacturing
Percentage of ownership		20.80%		20.80%	20.80%
Location		Korea		Korea
Financial statements as of		Nov. 30, 2025		Nov. 30, 2025
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2024 and 2025.		There is no investment balance as of December 31, 2024 and 2025.
SJCO Co., Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Aggregate transportation and wholesale		Aggregate transportation and wholesale
Percentage of ownership		29.80%		29.80%
Location		Korea		Korea
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2024 and 2025.		There is no investment balance as of December 31, 2024 and 2025.
Godo Kaisha Oceanos 1 [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Japanese Hotel Real Estate Private Equity Fund 1		Japanese Hotel Real Estate Private Equity Fund 1
Main business		Other financial services		Other financial services
Percentage of ownership		47.80%		47.80%	47.80%
Location		Japan		Japan
Financial statements as of		Oct. 31, 2025		Oct. 31, 2025
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It has been liquidating as of December 31, 2025.		It has been liquidating as of December 31, 2025.
Chirochem [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Medical material Manufacturing		Medical material Manufacturing
Percentage of ownership		28.60%		28.60%	28.60%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Woori 2025 Secpmdary Venture Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Woori 2025 Secondary Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Asset Management		Asset Management
Percentage of ownership		20.00%		0.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It was added to associates in current year.		It was added to associates in current year.
Woori 2022 Start-up Venture Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		30.10%		30.10%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
WOORI 2022 Scaleup Venture Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		20.00%		20.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
KB-KTB Technology Venture Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		18.20%		18.20%	18.20%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group classified it as an associate because it has significant influence as a general partner of the investment association.		The Group classified it as an associate because it has significant influence as a general partner of the investment association.
KTBN Venture Fund No.18 [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		10.10%		10.10%	10.10%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group classified it as an associate because it has significant influence as a general partner of the investment association.		The Group classified it as an associate because it has significant influence as a general partner of the investment association.
KTBN Venture Fund No.16 [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		10.30%		10.30%	10.30%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group classified it as an associate because it has significant influence as a general partner of the investment association.		The Group classified it as an associate because it has significant influence as a general partner of the investment association.
KTBN Venture Fund No.13 [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		19.60%		19.60%	19.60%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It has been liquidating as of December 31, 2025.		The Group classified it as an associate because it has significant influence as a general partner of the investment association.
Description of nature of entity's relationship with associate		In the event of liquidation, if the distribution payments made or to be made to the cooperative members are less than their contributions, an agreement has been made whereby the shortage will be covered, up to a certain amount within the investment, giving priority to specific shareholders over others.		In the event of liquidation, if the distribution payments made or to be made to the cooperative members are less than their contributions, an agreement has been made whereby the shortage will be covered, up to a certain amount within the investment, giving priority to specific shareholders over others.
KTBN Future Contents Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		13.30%		13.30%	13.30%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group classified it as an associate because it has significant influence as a general partner of the investment association.		The Group classified it as an associate because it has significant influence as a general partner of the investment association.
Description of nature of entity's relationship with associate		In the event of liquidation, if the distribution payments made or to be made to the cooperative members are less than their contributions, an agreement has been made whereby the shortage will be covered, up to a certain amount within the investment, giving priority to specific shareholders over others.		In the event of liquidation, if the distribution payments made or to be made to the cooperative members are less than their contributions, an agreement has been made whereby the shortage will be covered, up to a certain amount within the investment, giving priority to specific shareholders over others.
NAVER-KTB Audio Contents Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		0.00%		1.00%	1.00%
Location		Korea		Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group classified it as an associate because it has significant influence as a general partner of the investment association.		The Group classified it as an associate because it has significant influence as a general partner of the investment association.
Description of nature of entity's relationship with associate		It was excluded from associates in current year.		It was excluded from associates in current year.
KTB China Synergy Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		15.10%		15.10%	15.10%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group classified it as an associate because it has significant influence as a general partner of the investment association.		The Group classified it as an associate because it has significant influence as a general partner of the investment association.
Description of nature of entity's relationship with associate		In the event of liquidation, if the distribution payments made or to be made to the cooperative members are less than their contributions, an agreement has been made whereby the shortage will be covered, up to a certain amount within the investment, giving priority to specific shareholders over others.		In the event of liquidation, if the distribution payments made or to be made to the cooperative members are less than their contributions, an agreement has been made whereby the shortage will be covered, up to a certain amount within the investment, giving priority to specific shareholders over others.
KTBN Media Contents Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		15.00%		15.00%	15.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group classified it as an associate because it has significant influence as a general partner of the investment association.		It has been liquidating as of December 31, 2025.
Description of nature of entity's relationship with associate		In the event of liquidation, if the distribution payments made or to be made to the cooperative members are less than their contributions, an agreement has been made whereby the shortage will be covered, up to a certain amount within the investment, giving priority to specific shareholders over others.		In the event of liquidation, if the distribution payments made or to be made to the cooperative members are less than their contributions, an agreement has been made whereby the shortage will be covered, up to a certain amount within the investment, giving priority to specific shareholders over others.
KTBN Digital Contents Korea Fund No 9 [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		30.00%		30.00%	30.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It has been liquidating as of December 31, 2025.		It has been liquidating as of December 31, 2025.
Description of nature of entity's relationship with associate		In the event of liquidation, if the distribution payments made or to be made to the cooperative members are less than their contributions, an agreement has been made whereby the shortage will be covered, up to a certain amount within the investment, giving priority to specific shareholders over others.		In the event of liquidation, if the distribution payments made or to be made to the cooperative members are less than their contributions, an agreement has been made whereby the shortage will be covered, up to a certain amount within the investment, giving priority to specific shareholders over others.
KTBN GI Private Equity Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		0.00%		5.00%	5.00%
Location		Korea		Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group classified it as an associate because it has significant influence as a general partner of the investment association.		The Group classified it as an associate because it has significant influence as a general partner of the investment association.
Description of nature of entity's relationship with associate		It was excluded from associates in current year.		It was excluded from associates in current year.
Woori Smart General Private Equity Investment Trust No.1(bond)
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		28.40%		28.40%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Woori Future Energy Private Special Asset Investment Trust (General) No.1
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		16.00%		16.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
WOORI TAERIM 1st Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Financial Capital Co., Ltd.		Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		25.60%		25.60%	25.60%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Portone-Cape Fund No.1
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Financial Capital Co., Ltd.		Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		0.00%		20.00%	20.00%
Location		Korea		Korea
Darwin Green Packaging Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Financial Capital Co., Ltd.		Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		20.40%		20.40%	20.40%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Koreawide partners 2nd Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Financial Capital Co., Ltd.		Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		26.70%		26.70%	26.70%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Woori Global Secondary Private Placement Investment Trust No. 2
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Tongyang Life Insurance Co., Ltd.		Tongyang Life Insurance Co., Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership		12.00%		0.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Woori Big Satisfaction Corporation MMF No. 1 (Government Bond)
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Tongyang Life Insurance Co., Ltd.		Tongyang Life Insurance Co., Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership		0.70%		0.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It was added to associates in current year.		It was added to associates in current year.
Description of nature of entity's relationship with associate		It was excluded from associates in current year.		It was excluded from associates in current year.
Woori GS West Street Strategic Solutions General Type Private Special Asset Investment Trust No.1
Disclosure of investments in associates and joint ventures [Line Items]
Investor		ABL Life Insurance Co., Ltd.		ABL Life Insurance Co., Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership		25.00%		0.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Woori PGIF4 General Type Private Special Asset Investment Trust No.1 [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		ABL Life Insurance Co., Ltd.		ABL Life Insurance Co., Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership		20.00%		0.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Woori Together TDF 2050
Disclosure of investments in associates and joint ventures [Line Items]
Investor				Woori Asset Management Co. Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Woori Together TDF 2045
Disclosure of investments in associates and joint ventures [Line Items]
Investor				Woori Asset Management Co. Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Woori USD Treasury Target Return Bond FoF
Disclosure of investments in associates and joint ventures [Line Items]
Investor				Woori Asset Management Co. Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership		0.00%		23.90%
Location		Korea		Korea
Australia Green Energy 1st PEF
Disclosure of investments in associates and joint ventures [Line Items]
Investor				Woori Private Equity Asset Management Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		4.00%		4.00%	4.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Aarden Woori Apparel 1st Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor				Woori Private Equity Asset Management Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		0.50%		0.50%	0.50%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Woori Dyno 1st Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor				Woori Private Equity Asset Management Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		19.60%		19.60%	19.60%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
NH Woori Dino Co-Investment NO.2 Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor				Woori Private Equity Asset Management Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		4.80%		5.10%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
KCLAVIS NPL Investment Trust NO 12 [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Financial F&I Co., Ltd.		Woori Financial F&I Co., Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership		35.90%		35.90%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Capstone Special Restructuring Private Investment Trust No.4
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Financial F&I Co., Ltd.		Woori Financial F&I Co., Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership		46.20%		0.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
KTB-KORUS FUND
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		37.50%		37.50%	37.50%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It has been liquidating as of December 31, 2025.		It has been liquidating as of December 31, 2025.
KTBN Venture Fund No.8
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		21.70%		21.70%	21.70%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2025		Dec. 31, 2025
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It has been liquidating as of December 31, 2025.		It has been liquidating as of December 31, 2025.
Description of nature of entity's relationship with associate		In the event of liquidation, if the distribution payments made or to be made to the cooperative members are less than their contributions, an agreement has been made whereby the shortage will be covered, up to a certain amount within the investment, giving priority to specific shareholders over others.		In the event of liquidation, if the distribution payments made or to be made to the cooperative members are less than their contributions, an agreement has been made whereby the shortage will be covered, up to a certain amount within the investment, giving priority to specific shareholders over others.

[1]	Determined that the Group controls the investees, considering the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns, by two or more subsidiaries’ investment or operation.
[2]	The net asset equity amount is after the debt-for-equity swap, non-controlling etc.